PROPERTY, PLANT AND EQUIPMENT - Change in Components (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	$ 5,484
Balance at the end of period	5,694	$ 5,484
Right-of-use assets	127	120
Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	5,434	10,486
Additions	197	459
Disposals	(122)	(304)
Foreign currency translation	325	(110)
Impact of deconsolidation due to loss of control and reclassification to assets held for sale	(114)	(439)
Balance at the end of period	5,720	5,434
Cost: | BSREP IV
Reconciliation of changes in property, plant and equipment [abstract]
Reclassification to assets held for sale	0	(4,658)
Accumulated fair value changes:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	1,275	2,027
Revaluation (losses) gains, net	0	(103)
Disposals	(19)	0
Foreign currency translation	112	(37)
Reclassification to assets held for sale	(5)	(141)
Balance at the end of period	1,363	1,275
Accumulated fair value changes: | BSREP IV
Reconciliation of changes in property, plant and equipment [abstract]
Reclassification to assets held for sale	0	(471)
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	(1,225)	(1,428)
Depreciation	(123)	(392)
Disposals	23	162
Foreign currency translation	(90)	28
Impact of deconsolidation due to loss of control and reclassification to assets held for sale	26	92
Balance at the end of period	(1,389)	(1,225)
Accumulated depreciation: | BSREP IV
Reconciliation of changes in property, plant and equipment [abstract]
Reclassification to assets held for sale	0	313
Revaluation (loss) surplus | FVTOCI
Reconciliation of changes in property, plant and equipment [abstract]
Revaluation (losses) gains, net	0	(23)
Revaluation losses in excess of revaluation surplus | FVTPL
Reconciliation of changes in property, plant and equipment [abstract]
Revaluation (losses) gains, net	$ 0	$ (80)